Supplement to the
Fidelity® Strategic Dividend & Income® Fund
June 29, 2007 Prospectus

Effective September 4, 2007, the following information replaces the biographical information for Derek Young and Chris Sharpe found in the "Fund Management" section on page 22.

Derek Young is vice president and manager of Strategic Dividend & Income Fund, which he has managed since July 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

SDI-07-01 August 9, 2007
1.791404.109

Supplement to the
Fidelity Advisor Strategic Dividend & Income Fund
Class A, Class T, Class B, and Class C
June 29, 2007 Prospectus

Effective September 4, 2007, the following information replaces the biographical information for Derek Young and Chris Sharpe found in the "Fund Management" section on page 29.

Derek Young is vice president and manager of Advisor Strategic Dividend & Income Fund, which he has managed since July 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

ASDI-07-02 August 9, 2007
1.805077.111

Supplement to the
Fidelity Advisor Strategic Dividend & Income Fund Institutional Class
June 29, 2007 Prospectus

Effective September 4, 2007, the following information replaces the biographical information for Derek Young and Chris Sharpe found in the "Fund Management" section on page 26.

Derek Young is vice president and manager of Advisor Strategic Dividend & Income Fund, which he has managed since July 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

ASDII-07-01 August 9, 2007
1.805078.109

Supplement to the
Fidelity® Strategic Real Return Fund
June 29, 2007
Prospectus

Effective September 4, 2007, the following information replaces the biographical information for Derek Young and Christopher Sharpe found in the "Fund Management" section on page 28.

Derek Young is vice president and manager of Strategic Real Return Fund, which he has managed since its inception in September 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

RRS-07-03 August 9, 2007
1.820982.106

Supplement to the
Fidelity Advisor Strategic Real Return Fund
Class A, Class T, Class B, and Class C
June 29, 2007
Prospectus

Effective September 4, 2007, the following information replaces the biographical information for Derek Young and Christopher Sharpe found in the "Fund Management" section on page 35.

Derek Young is vice president and manager of Advisor Strategic Real Return Fund, which he has managed since its inception in September 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

ARRS-07-04 August 9, 2007
1.820981.107

Supplement to the
Fidelity Advisor Strategic Real Return Fund
Institutional Class
June 29, 2007
Prospectus

Effective September 4, 2007, the following information replaces the biographical information for Derek Young and Christopher Sharpe found in the "Fund Management" section on page 31.

Derek Young is vice president and manager of Advisor Strategic Real Return Fund, which he has managed since its inception in September 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

ARRSI-07-02 August 9, 2007
1.820980.105